SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of estimated useful lives of class of asset

Category	Estimated Useful Life	Estimated Residual Value
Office and electronic equipment	3-5 years	5%
Motor vehicles	4 years	5%
Leasehold improvements	Over the shorter of the expected life of leasehold improvements or the lease term	Nil